Income Taxes Tax Reconcillation (Details) (USD $)	12 Months Ended		3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Oct. 01, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2011 Income Tax Law Change In Korea [Member] Successor [Member]	Dec. 31, 2011 Income Tax Law Change In Michigan [Member] Successor [Member]	Oct. 01, 2010 Revaluation of Assets [Member] Predecessor [Member]
Income Attributable To UK Not Subject To Tax		$ 1,300,000,000
Cash Settlement With Taxing Authorities		3,000,000
Tax Expense Related To Visteon UK Limited Deconsolidation Gain		18,000,000
U.S. statutory tax rate	35.00%
Income (loss) before income taxes, excluding equity in net income of non-consolidated affiliates, multiplied by the U.S. statutory of xx%			29,000,000	40,000,000	358,000,000	64,000,000
Impact of foreign operations, including withholding taxes			(4,000,000)	52,000,000	(4,000,000)	(3,000,000)
State and local income taxes			(1,000,000)	4,000,000	1,000,000	(22,000,000)
Tax reserve adjustments			1,000,000	22,000,000	(1,000,000)	(52,000,000)
Impact of U.K. Administration						(444,000,000)
Change in valuation allowance			(6,000,000)	202,000,000	(753,000,000)	521,000,000
Fresh-start accounting adjustments and reorganization items, net				(215,000,000)	553,000,000	22,000,000
Impact of tax law change				18,000,000		10,000,000	6,000,000	12,000,000
Liquidation of consolidated foreign affiliate						(17,000,000)
Other				4,000,000	(23,000,000)	1,000,000
Total provision for income taxes			19,000,000	127,000,000	131,000,000	80,000,000
Deferred Income Tax Expense (Benefit)			(9,000,000)	(1,000,000)	43,000,000	(15,000,000)			47,000,000
Tax Benefits Of Loss Attributable To UK Administration		$ 1,200,000,000